COMMITMENTS AND CONTINGENCIES (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	12 Months Ended
Dec. 31, 2020
Summary of future minimum payments under the leases
For the Year Ended
2021	$890,781
2022	922,095
2023	954,451
2024	695,345
2025	120,087
$3,582,759

Summary of future fixed minimum payments under Host site agreements
For the Year Ended
2021	$1,631,002
2022	1,882,162
2023	1,872,179
2024	1,710,935
2025	1,447,118
Thereafter	5,074,602
$13,617,998